RELATED PARTY TRANSACTIONS (Main Transactions with Related Parties) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Operating Lease Rent		$ 5,390		$ 6,236	$ 4,449
Advertising revenue recognized		742	[1]	0	30
Xingyun [Member]
Related Party Transaction [Line Items]
Commission revenue and enterprise product revenue recognized from Wangnuo Xingyun	[2]	1,152		1,533	5,362
Hissage [Member]
Related Party Transaction [Line Items]
Operating Lease Rent					63
Showself [Member]
Related Party Transaction [Line Items]
Advertising revenue recognized	[1]				30
Inmotion Technologies Co, Ltd ("Inmotion") [Member]
Related Party Transaction [Line Items]
Advertising expense recognized	[3]				163
Launcher [Member]
Related Party Transaction [Line Items]
Cost related to Launcher				123
Linjia [Member]
Related Party Transaction [Line Items]
Advertising revenue recognized	[4]	742
Yuanxin [Member]
Related Party Transaction [Line Items]
Revenue recognized from Yuanxin(g)		$ 45

[1]	The Group promoted mobile applications developed by Showself through Wanpu Century and recognized advertising revenue before the acquisition date, sequentially eliminated upon consolidation.
[2]	In 2014, the Group recognized commission revenue and enterprise product revenue from Wangnuo Xingyun. The total receivables from Wangnuo Xingyun due to hardware procurement and commission fees were paid off completely as of December 31, 2014. As of December 31, 2014, the Group received US$6,537 deposit from Wangnuo Xingyun for the purpose of purchasing enterprise products, which was repaid to Wangnuo Xingyun in 2015. The Group recognized US$1,533 and US$1,152 enterprise product revenue from Wangnuo Xingyun for the year ended December 31, 2015 and 2016, respectively.
[3]	In 2014, the Group entered into an agreement with Inmotion to purchase their sensor controlled vehicles for market promotion. No related party transaction recorded with Inmotion in the year of 2015 and 2016.
[4]	In 2016, the Group recognized advertising revenue of US$742 from Linjia through Wanpu Century.